Shareholders' equity and share-based payments - Currency translation adjustment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other comprehensive income
Parent	$ 8,737	$ (4,163)	$ 2,573
Affiliates	(7,072)	2,759	(3,277)
Equity affiliates	(363)	(205)	(179)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE	1,302	(1,609)	(883)
Euro
Other comprehensive income
Parent	8,737	(4,163)	2,573
Affiliates	(7,540)	3,238	(3,174)
Equity affiliates	(476)	211	(107)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE	721	(714)	(708)
Pound Sterling
Other comprehensive income
Affiliates	240	(86)	186
Equity affiliates	(12)	(1)	(9)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE	228	(87)	177
Other currencies
Other comprehensive income
Affiliates	228	(383)	(289)
Equity affiliates	125	(415)	(63)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE	$ 353	$ (798)	$ (352)